Mortgage Notes Payable (Schedule Of Maturities Of Outstanding Mortgage Notes Payable) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Mortgage Notes Payable [Abstract]
2013	$ 65,949,317
2014	752,504
2015	10,085,409
2016	1,145,500
2017	1,193,418
Thereafter	54,119,274
Outstanding Mortgage Notes Payable	$ 133,245,422	$ 81,559,312